Equity Accounted Investments - Angola Joint Venture - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 vessel m³
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	100.00%
Number of vessels	35,000
Angola LNG Carriers
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	33.00%
Number of vessels	4
Volume of vessels (in cubic meter) | m³	160,400
NYK Energy Transport
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	33.00%
Mitsui & Co. Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	34.00%